UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Controller
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             11/15/04
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  21
Form 13F Information Table Value Total:  $1,713,407
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    97,052    5,766,600   SH                DEFINED        1        5,766,600
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ADVENT
SOFTWARE, INC.        COM     007974108    10,850      644,700   SH                DEFINED        2          644,700
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CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104   399,196   26,827,663   SH                DEFINED        1       26,827,663
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CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104    42,368    2,847,300   SH                DEFINED        2        2,847,300
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HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102   225,159   11,021,000   SH                DEFINED        1       11,021,000
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HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102    14,626      715,900   SH                DEFINED        2          715,900
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KORN/FERRY
INTERNATIONAL         COM     500643200    65,918    3,615,900   SH                DEFINED        1        3,615,900
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KORN/FERRY
INTERNATIONAL         COM     500643200     7,327      401,900   SH                DEFINED        2          401,900
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LIBERTY MEDIA
CORPORATION           COM     530718105   259,553   29,765,305   SH                DEFINED        1       29,765,305
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105    17,280    1,981,595   SH                DEFINED        2        1,981,595
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LIBERTY MEDIA
CORPORATION           CL B    530718204       616       66,700   SH                DEFINED        1           66,700
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       150       16,200   SH                DEFINED        2           16,200
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LIBERTY MEDIA
INTERNATIONAL INC.    CL A    530719103   213,945    6,413,233   SH                DEFINED        1        6,413,233
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL A    530719103    13,966      418,654   SH                DEFINED        2          418,654
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL B    530719202       148        4,077   SH                DEFINED        1            4,077
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
INTERNATIONAL INC.    CL B    530719202        36          990   SH                DEFINED        2              990
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101    70,418    2,740,000   SH                DEFINED        1        2,740,000
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101     8,545      332,500   SH                DEFINED        2          332,500
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SPECTRASITE, INC.     COM     84761M104   167,251    3,596,800   SH                DEFINED        1        3,596,800
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SPECTRASITE, INC.     COM     84761M104     6,185      133,000   SH                DEFINED        2          133,000
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WISCONSIN ENERGY
CORPORATION           COM     976657106    92,819    2,909,700   SH                DEFINED        1        2,909,700
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